Carrying Amount and Estimated Fair Values of Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Carrying amount of Asset (Liability)
Cash and cash equivalents	¥ 247,740	¥ 193,420	¥ 130,290	¥ 94,321
Short-term investments	2,344	1,552
Long-term investments	83
Short-term loan receivable	157	132
Long-term loan receivable	48	89
Short-term borrowings	(22,600)	(32,798)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(77,804)	(73,925)
Bonds including the current portion	(245,991)	(200,347)
Estimated fair value Asset (Liability)
Cash and cash equivalents	247,740	193,420
Short-term investments	2,344	1,552
Long-term investments	82
Short-term borrowings	(22,600)	(32,798)
Long-term debt including the current portion and excluding capital lease obligation and bonds	(77,486)	(73,907)
Bonds including the current portion	(271,853)	(200,850)
Short-term loan receivable
Estimated fair value Asset (Liability)
Loan receivable	157	132
Long-term loan receivable
Estimated fair value Asset (Liability)
Loan receivable	¥ 50	¥ 91